UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus

Money Market

Instruments, Inc.

ANNUAL REPORT December 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
25	Report of Independent Registered
Public Accounting Firm
26	Important Tax Information
27	Proxy Results
28	Board Members Information
30	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Money Market Instruments, Inc., covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite pronounced weakness during the spring of 2012, most financial markets advanced over the reporting period as investors responded to encouraging macroeconomic developments throughout the world. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. However, as has been the case since December 2008, short-term interest rates and money market yields remained near historical lows in the United States.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Money Market Instruments’ Money Market Series produced an annualized yield of 0.08%, and its Government Securities Series produced an annualized yield of 0.01%.Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced annualized effective yields of 0.08% and 0.01%, respectively.1

Yields of money market instruments remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The Government Securities Series invests in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements, including tri-party repurchase agreements.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

U.S. Economic Recovery Gained Momentum in 2012

The year 2012 began in the midst of improving U.S. economic data, including accelerating manufacturing activity, a declining unemployment rate, and improving consumer confidence.The recovery appeared to strengthen when the unemployment rate slid to 8.3% with a gain of 243,000 jobs in January and another 233,000 jobs in February. Despite a decrease to 120,000 new jobs in March, the unemployment rate inched lower to 8.2%. However, due mainly to cuts in government spending, GDP grew at only a 2.0% annualized rate over the first quarter of 2012.

In April, the unemployment rate fell to 8.1%, but only 77,000 jobs were added. May brought another month of subpar job creation and an uptick in the unemployment rate to 8.2%.The manufacturing sector contracted in June for the first time in three years, but U.S. housing prices climbed. For the second quarter of 2012, U.S. economic growth slowed to a 1.3% annualized rate.

August saw higher prices in U.S. housing markets, an 8.1% unemployment rate, and higher personal income and expenditures.The economic recovery seemed to gain traction in September with the addition of 148,000 new jobs and a drop in the unemployment rate to 7.8%. The manufacturing sector rebounded after three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. Home sales prices reached five-year highs.The U.S. economy grew at a 3.1% annualized rate during the third quarter of 2012.

The unemployment rate ticked higher in October to 7.9% as more workers joined the labor force and 184,000 private sector jobs were added. Manufacturing activity increased at a faster rate, and home prices posted modest gains. In November, the unemployment rate remained steady while 146,000 new jobs were added and pending home sales reached their highest level in more than five years. However, manufacturing activity contracted slightly.

December brought 164,000 more jobs to the labor force and a mild rebound in manufacturing activity. However, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the 2012 holiday season.

Focusing on Quality and Liquidity

Money market yields remained near zero percent throughout the year, and yield differences along the market’s maturity spectrum stayed relatively narrow.Therefore, we maintained each fund’s weighted average maturity in a position that was roughly in line with market averages, and, with respect to the Money Market Series, we continued to focus on well-established issuers that historically have demonstrated good liquidity characteristics, including banks in Australia, Canada and Japan.

The Fed has maintained an aggressively accommodative monetary policy, including an open-ended quantitative easing program and a stated intention to leave short-term interest rates near current levels until mid-2015.Therefore, as we have for some time, we intend to maintain each fund’s focus on quality and liquidity.

January 15, 2013

An investment in each fund is not insured or guaranteed by the FDIC or any other government agency.Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annuaized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money Market Series and Government
Securities Series reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.80	$.70
Ending value (after expenses)	$1,000.50	$1,000.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.81	$.71
Ending value (after expenses)	$1,024.33	$1,024.43

† Expenses are equal to the fund’s annualized expense ratio of .16% for Money Market Series and .14% for
Government Securities Series, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
December 31, 2012†

	Principal
Negotiable Bank Certificates of Deposit—11.9%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.08%, 1/4/13	3,000,000		3,000,000
Norinchukin Bank (Yankee)
0.28%, 1/16/13	3,000,000		3,000,000
Toronto Dominion Bank (Yankee)
0.20%, 1/11/13	3,000,000		3,000,000
Total Negotiable Bank Certificates of Deposit
(cost $9,000,000)			9,000,000

Commercial Paper—11.8%
Bank of Nova Scotia
0.02%, 1/2/13	3,000,000		2,999,998
Mizuho Funding LLC
0.25%, 1/16/13	3,000,000	[a]	2,999,687
UBS Finance (Delaware) Inc.
0.10%, 1/2/13	3,000,000		2,999,992
Total Commercial Paper
(cost $8,999,677)			8,999,677

Asset-Backed Commercial Paper—11.8%
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/1/13	3,000,000		2,999,225
Metlife Short Term Funding LLC
0.18%, 1/25/13	3,000,000	[a]	2,999,640
Northern Pines Funding LLC
0.20%, 1/3/13	3,000,000		2,999,967
Total Asset-Backed Commercial Paper
(cost $8,998,832)			8,998,832

Time Deposits—4.0%
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.05%, 1/2/13
(cost $3,000,000)	3,000,000		3,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements—59.3%	Amount ($)	Value ($)
Barclays Capital, Inc.
0.20%, dated 12/31/12, due 1/2/13 in the amount of
$9,000,100 (fully collateralized by $7,360,713 U.S.
Treasury Notes, 0.25%-2.38%, due 10/31/14-6/15/15,
value $7,507,927 and $1,639,287 U.S. Treasury
Strips, due 5/15/23, value $1,672,073)	9,000,000	9,000,000
Credit Suisse Securities LLC
0.20%, dated 12/31/12, due 1/2/13 in the amount of
$16,000,178 (fully collateralized by $37,060,000 U.S.
Treasury Strips, due 5/15/40, value $16,321,595)	16,000,000	16,000,000
Deutsche Bank Securities Inc.
0.20%, dated 12/31/12, due 1/2/13 in the amount
of $10,000,111 (fully collateralized by $9,313,100
U.S. Treasury Notes, 4.13%, due 5/15/15,
value $10,200,096)	10,000,000	10,000,000
HSBC USA Inc.
0.16%, dated 12/31/12, due 1/2/13 in the amount
of $10,000,089 (fully collateralized by $10,220,000
U.S. Treasury Notes, 1.13%, due 12/31/19,
value $10,204,874)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $45,000,000)		45,000,000

Total Investments (cost $74,998,509)	98.8%	74,998,509

Cash and Receivables (Net)	1.2%	898,455

Net Assets	100.0%	75,896,964

† Prepared on a liquidation basis—See Note 1.
a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2012, these securities amounted to $5,999,327 or 7.9% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	59.3	Asset-Backed/Insurance	3.9
Banking	27.7
Asset-Backed/Banking	7.9		98.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
December 31, 2012†

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agency—14.1%	Purchase (%)	Amount ($)		Value ($)
Federal National Mortgage Association
2/20/13
(cost $17,396,617)	0.14	17,400,000	[a]	17,396,617

U.S. Treasury Bills—16.2%
1/17/13
(cost $19,999,911)	0.01	20,000,000		19,999,911

Repurchase Agreements—69.8%
Credit Agricole CIB
dated 12/31/12, due 1/2/13 in the
amount of $30,000,300 (fully collateralized
by $23,474,400 U.S. Treasury Inflation
Protected Securities, 2%, due 1/15/14,
value $30,600,027)	0.18	30,000,000		30,000,000
Goldman, Sachs & Co.
dated 12/31/12, due 1/2/13 in the
amount of $11,000,073 (fully collateralized
by $9,590,400 U.S. Treasury Notes, 3.75%,
due 11/15/18, value $11,220,012)	0.12	11,000,000		11,000,000
HSBC USA Inc.
dated 12/31/12, due 1/2/13 in the
amount of $15,000,125 (fully collateralized
by $12,465,000 U.S. Treasury Bonds,
3.88%, due 8/15/40, value $15,302,798)	0.15	15,000,000		15,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Merrill Lynch & Co. Inc.
dated 12/31/12, due 1/2/13 in the amount
of $30,000,250 (fully collateralized by
$30,113,700 U.S. Treasury Notes, 0.88%,
due 2/28/17, value $30,600,003)	0.15	30,000,000	30,000,000
Total Repurchase Agreements
(cost $86,000,000)			86,000,000

Total Investments (cost $123,396,528)		100.1%	123,396,528

Liabilities, Less Cash and Receivables		(.1%)	(187,119)

Net Assets		100.0%	123,209,409

† Prepared on a liquidation basis—See Note 1.
a The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	69.8	U.S. Government Agency	14.1
U.S. Treasury Bills	16.2		100.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012†

	Money	Government
	Market	Securities
	Series	Series
Assets ($):
Investments in securities, at value—See Statement of Investments
(including repurchase agreements of $45,000,000 for the
Money Market Series and $86,000,000 for the
Government Securities Series)—Note 2(b)††	74,998,509	123,396,528
Cash	850,119	318,109
Interest receivable	3,533	374
Prepaid expenses	104,251	82,598
	75,956,412	123,797,609
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	8,352	7,258
Payable for shares of Common Stock redeemed	19,606	562,884
Accrued expenses	31,490	18,058
	59,448	588,200
Net Assets ($)	75,896,964	123,209,409
Composition of Net Assets ($):
Paid-in capital	75,896,933	123,210,078
Accumulated distributions in excess of investment income—net	—	(555)
Accumulated net realized gain (loss) on investments	31	(114)
Net Assets ($)	75,896,964	123,209,409

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series
Net Assets ($)	75,896,964	123,209,409
Shares Outstanding	75,880,432	123,210,078
Net Asset Value Per Share ($)	1.00	1.00
†† Investments at cost ($)	74,998,509	123,396,528

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Year Ended December 31, 2012†

	Money	Government
	Market	Securities
	Series	Series
Investment Income ($):
Interest Income	1,452,904	548,102
Expenses—Note 2(c):
Management fee—Note 3(a)	3,217,602	2,211,107
Registration fees	161,193	140,142
Prospectus and shareholders’ reports	104,611	46,916
Custodian fees—Note 3(b)	84,504	61,941
Shareholder servicing costs—Note 3(b)	82,481	177,309
Professional fees	67,837	60,452
Directors’ fees and expenses—Note 3(c)	61,174	45,111
Miscellaneous	33,219	25,411
Total Expenses	3,812,621	2,768,389
Less—reduction in expenses due to
undertakings—Note 3(a)	(2,793,074)	(2,259,716)
Less—reduction in fees due to
earnings credits—Note 3(b)	(1,027)	(194)
Net Expenses	1,018,520	508,479
Investment Income—Net	434,384	39,623
Net Realized Gain (Loss) on Investments—Note 2(b) ($)	16,079	(114)
Net Increase in Net Assets Resulting from Operations	450,463	39,509

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series
	Year Ended December 31,		Year Ended December 31,
	2012 †	2011	2012 †	2011
Operations ($):
Investment income—net	434,384	900,833	39,623	228,897
Net realized gain
(loss) on investments	16,079	(1,023)	(114)	—
Net Increase (Decrease)
in Net Assets Resulting
from Operations	450,463	899,810	39,509	228,897
Dividends to
Shareholders from ($):
Investment income—net	(449,409)	(901,874)	(39,623)	(239,303)
Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	389,384,019	1,376,438,814	320,966,282	793,371,166
Dividends reinvested	49,462	33,741	17,173	33,159
Cost of shares
redeemed	(1,795,223,991) (1,221,598,624)		(1,115,823,861) (562,811,379)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	(1,405,790,510)	154,873,931	(794,840,406)	230,592,946
Total Increase
(Decrease)
in Net Assets	(1,405,789,456)	154,871,867	(794,840,520)	230,582,540
Net Assets ($):
Beginning of Period	1,481,686,420	1,326,814,553	918,049,929	687,467,389
End of Period	75,896,964	1,481,686,420	123,209,409	918,049,929
Accumulated distributions
in excess of investment
income—net	—	—	(555)	(555)

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended December 31,
	2012	†	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001		.001	.002	.003	.026
Distributions:
Dividends from
investment income—net	(.001)		(.001)	(.002)	(.003)	(.026)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.08		.07	.16	.27	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59		.56	.57	.59	.68
Ratio of net expenses
to average net assets	.16		.16	.16	.50	.56
Ratio of net investment income
to average net assets	.07		.06	.16	.30	2.59
Net Assets, end of period
($ x 1,000)	75,897		1,481,686	1,326,815	1,401,002	1,952,444

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

Government Securities Series

			Year Ended December 31,
	2012	†	2011		2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.002	.013
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.001)	(.002)	(.013)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.01		.03		.09	.23	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63		.58		.59	.61	.67
Ratio of net expenses
to average net assets	.11		.09		.16	.17	.50
Ratio of net investment income
to average net assets	.01		.03		.09	.23	1.08
Net Assets, end of period ($ x 1,000)	123,209		918,050		687,467	667,337	732,211

† Prepared on a liquidation basis—See Note 1.
a Amount represents less than $.001 per share.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series. Each series’ investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

On December 13, 2012, the fund’s Board of Directors (the “Board”) approved the liquidation of the fund.Accordingly, effective February 20, 2013 and February 21, 2013, no new or subsequent investments for the Money Market Series and the Government Securities Series, respectively, were permitted.The fund’s assets will be liquidated and the proceeds distributed to shareholders as of the close of business March 6, 2013 and March 7, 2013 for the Money Market Series and the Government Securities Series, respectively.The fund will be terminated, and accordingly shares of the fund are no longer offered.The financial statements of the fund as of December 31, 2012 have been presented on a liquidation basis, which includes adjustments to present the estimated net realizable values and estimated net settlement amounts of the fund’s assets and liabilities, respectively, through the liquidation of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierar-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

chy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Money Market Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	74,998,509
Level 3—Significant Unobservable Inputs	—
Total	74,998,509

† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Government Securities Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	123,396,528
Level 3—Significant Unobservable Inputs	—
Total	123,396,528
† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accor-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

dance with an exemptive order granted by the SEC pursuant to section 17(d) of the Act and Rule 17d-1 thereunder. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains of either series can be offset by capital loss carryovers of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for purposes of determining such qualification.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis for each series were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each series is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The Government Securities Series accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. The fund has $114 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders for the Money Market Series during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $444,819 and $901,874 and long-term capital gains $4,590 and $0, respectively.

The tax character of distributions paid to shareholders for the Government Securities Series during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $39,623 and $239,303, respectively.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to dividend reclassification, the Money Market Series increased accumulated undistributed investment income-net by $15,025 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2012, the cost of investments for federal income tax purposes for each series was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.The Manager had undertaken from January 1, 2012 through December 31, 2012, to reduce the management fee paid by each series, if a series’ aggregate annual expenses exceeded an annual rate of .16% of the value of the series’ average daily net assets.The reduction in expenses for the Money Market Series and Government Securities Series pursuant to the undertakings amounted to $2,779,084 and $2,062,647, respectively, during the period ended December 31, 2012.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses pursuant to the undertakings amounted to $13,990 and $197,069, respectively, for the Money Market Series and Government Securities Series during the period ended December 31, 2012.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2012, the Money Market Series and the Government Securities Series were charged $48,425 and $117,770, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the Money Market Series and the Government Securities Series were charged $10,640 and $45,875, respectively, for transfer agency services and $497 and $935, respectively, for cash management services. Cash management fees were partially offset by earnings credits of $58 and $108, respectively.These fees are included in Shareholder servicing costs in the Statement of Operations.

Each series compensatesThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each series. During the period ended December 31, 2012, the Money Market Series and the Government Securities Series were charged $84,504 and $61,941, respectively, pursuant to the custody agreement. These fees were partially offset by earnings credits of $923 for the Money Market Series.

Prior to May 29, 2012, each series compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

the period ended December 31, 2012, the Money Market Series and the Government Securities Series were charged $1,178 and $2,217, respectively, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $46 and $86, respectively.

During the period ended December 31, 2012, each series was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $31,221, Shareholder Services Plan fees $308, custodian fees $9,368, Chief Compliance Officer fees $3,981 and transfer agency fees $4,860, which are offset against an expense reimbursement currently in effect in the amount of $41,386.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $52,659, Shareholder Services Plan fees $649, custodian fees $11,589, Chief Compliance Officer fees $3,981 and transfer agency fees $12,423, which are offset against an expense reimbursement currently in effect in the amount of $74,043.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus Money Market Instruments, Inc. (in liquidation)

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (in liquidation), (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Board of Directors has approved the liquidation of the Money Market Series effective March 6, 2013 and the Government Securities Series effective March 7, 2013.As a result, the Fund changed its basis of accounting from a going concern basis to a liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the series constituting Dreyfus Money Market Instruments, Inc. (in liquidation), for the period from January 1, 2011 to December 31, 2011, and the financial highlights for the years ended December 31, 2008 to December 31, 2011, in conformity with U.S. generally accepted accounting principles and their financial position at December 31, 2012, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles applied on the basis described in the preceding paragraph.

New York, New York
February 27, 2013

The Fund 25

Dreyfus Money Market Instruments, Inc.

IMPORTANT TAX INFORMATION (Unaudited)

Money Market Series

For federal tax purposes, the fund hereby reports 91.09% of ordinary income dividends paid during the fiscal year ended December 31, 2012 as qualifying “interest related dividends”. The fund also designates $4,590 as a long term capital gain distribution for reporting purposes.

Government Securities Series

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended December 31, 2012 as qualifying “interest related dividends”.

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	1,111,774,577		10,427,583
Robin A. Melvin†	1,112,669,737		9,523,423
Philip L. Toia†	1,112,357,206		9,844,954

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 29

OFFICERS OF THE FUND (Unaudited)

The Fund 31

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined Mr. David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,624 in 2011 and $61,714 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $24,000 in 2011 and $12,000 in 2012.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,017 in 2011 and $6,669 in 2012.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $639 in 2011 and $312 in 2012.  [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,812,128 in 2011 and $49,204,697 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

By: /s/James Windels
James Windels, Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)